FAIR VALUE MEASUREMENT - Movements of level 3 fair value measurements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency translation adjustment	$ (7,700,848)	$ (6,136,206)
Fair Value, Nonrecurring | Significant unobservable inputs (level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value measurements	7,501,930	7,378,683
Net unrealized loss	209,158	(277,269)
Assets, Fair value measurements	$ 7,711,088	$ 7,101,414